Significant Accounting Policies - 10K - Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Accounting Policies [Abstract]
Deposits	$ 6,679		$ 6,679		$ 5,453	$ 5,366
Disaggregation of Revenue [Line Items]
Total revenue	24,623	$ 23,944	50,364	$ 48,925	111,273	77,098	$ 25,017
Gift card revenue, net
Disaggregation of Revenue [Line Items]
Contract liability	1,479		1,479		1,896	1,892
Total revenue	472	363	1,128	1,128	2,170	1,246	539
Redemptions, net of discounts
Disaggregation of Revenue [Line Items]
Total revenue	369	293	883	666	1,415	960	444
Breakage
Disaggregation of Revenue [Line Items]
Total revenue	$ 103	$ 70	$ 245	$ 462	$ 755	$ 286	$ 95